Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - Net carrying amount [member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 3,637	$ 3,465
Interest receivables	67	18
Tax receivable, other than income tax	444	593
Loans to customers	71	99
Prepaid expenses	410	350
Other receivables	702	521
Current trade and other receivable	$ 5,330	$ 5,046